Intangible Assets (Details) - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense - USD ($)	Feb. 28, 2021	May 31, 2020
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2022	$ 111,989	$ 113,080
2023	111,989	111,962
2024	111,989	111,962
2025	111,989	111,962
2026	111,989	111,962
Thereafter	773,960	860,276
	$ 1,333,905	$ 1,421,204